Note 7 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Computer and office equipment
Cost, January 1 , 2016	$188,421
Additions	8,632
Disposal	(114,624)
Effect of foreign exchange	(1,716)
Cost, December 31, 2016	$80,713
Additions	9,923
Disposal	-
Effect of foreign exchange	(849)
Cost, December 31, 201 7	$89,787

Accumulated depreciation, January 1 , 201 6	$159,542
Charge for the year	7,297
Disposal	(117,294)
Effect of foreign exchange	3,680
Accumulated depreciation, December 31, 2016	$53,225
Charge for the year	6,644
Disposal	-
Effect of foreign exchange	(771)
Accumulated depreciation, December 31, 201 7	$59,098

Net book value, December 31, 201 6	$27,488
Net book value, December 31, 201 7	$30,689